OTHER INCOME	12 Months Ended
Dec. 31, 2020
Disclosure Of Government Grants [Abstract]
OTHER INCOME	OTHER INCOMEOther income related to grants and amounted to €1.6 million in 2020 (2019: €0.4 million; 2018: €0.7 million). The grants are annual payroll-tax reimbursement granted by the Dutch and French governments for research and development activities actually conducted by the Company in those countries.